Annual Total Returns[BarChart] - Invesco VI Small Cap Equity Fund - Series I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.73%)	13.89%	37.47%	2.36%	(5.52%)	12.06%	14.06%	(15.08%)	26.60%	27.25%